LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive securities excluded from computation of earnings per share
Total	100,817,536	52,612,856	135,477,699
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	54,289,936	52,612,856	41,499,862
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	46,527,600		93,977,837